Ordinary Shares (Details) $ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Jun. 28, 2022 USD ($) shares	Aug. 07, 2020 USD ($) shares	Sep. 30, 2021 HKD ($) shares	Aug. 31, 2021 HKD ($) shares	May 31, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2019 Vote shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
(Loss)/Earnings Per Share
Exercise of share options (Shares)									30,835,538
Number of shares issued (in shares)									2,007,706,522	1,985,662,930
Number of shares outstanding (in shares)									2,007,706,522	1,985,662,930
Options vested (in shares)									26,708,116
Over-allotment option
(Loss)/Earnings Per Share
Net proceeds | $				$ 11,633,130
Follow-on offering
(Loss)/Earnings Per Share
Cash paid | $			$ 1,634,462
ATM Offering
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)									27,004,858
Number of shares per ADS (in shares)	2
Prospectus Supplement | $	$ 2,000,000
Class A Ordinary Shares
(Loss)/Earnings Per Share
Ordinary shares, shares authorized								3,830,157,186	4,500,000,000	4,500,000,000
Number of votes entitled | Vote								1
Class B to Class A Ordinary Shares, conversion ratio								1
Cash paid | $							$ 380,000
Share issuance, net of issuance costs (in shares)			13,869,700	100,000,000			66,086,955
Number of shares issued (in shares)									1,766,208,188	1,766,208,188
Number of shares outstanding (in shares)									1,651,894,442	1,629,850,850
Issuance of ordinary shares as treasury shares (in shares)									63,300,000
Class A Ordinary Shares | Mr. Li Xiang
(Loss)/Earnings Per Share
Shares issued upon conversion of preferred shares (in shares)							1,045,789,275
Class A Ordinary Shares | IPO
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)							190,000,000
Net proceeds | $							$ 1,042,137
Class A Ordinary Shares | Over-allotment option
(Loss)/Earnings Per Share
Cash paid | $		$ 157,320
Share issuance, net of issuance costs (in shares)		28,500,000				14,100,000
Class A Ordinary Shares | Follow-on offering
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)						108,100,000
Class B Ordinary Shares
(Loss)/Earnings Per Share
Ordinary shares, shares authorized								240,000,000	500,000,000	500,000,000
Number of votes entitled | Vote								10
Number of shares issued (in shares)									355,812,080	355,812,080
Number of shares outstanding (in shares)									355,812,080	355,812,080
Class B Ordinary Shares | Mr. Li Xiang
(Loss)/Earnings Per Share
Share issuance, net of issuance costs (in shares)					108,557,400
Shares issued upon conversion of preferred shares (in shares)							115,812,080